UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act File Number 811-9391
                                                      --------

                            The Forester Funds, Inc.
                            ------------------------
               (Exact name of Registrant as specified in charter)

                                612 Paddock Lane
                             Libertyville, IL 60048
                             -----------------------
               (Address of principal executive offices) (Zip code)

                          Forester Capital Management Ltd.
                                612 Paddock Lane
                             Libertyville, IL 60048
                             -----------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (847)573-0365
                                                          -------------

                      Date of fiscal year end: March 31
                                               -----------
                   Date of reporting period: September 30, 2003
                                             ------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                                                              THE FORESTER FUNDS

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                              ------------------
                                                              SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

THE FORESTER FUNDS


SEMI-ANNUAL REPORT
September 30, 2003

This report is submitted for the general information of shareholders of The Forester Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully before you invest or send money.

FORESTER VALUE FUND
Letter to Shareholders

Dear Fellow Shareholder:

The past six months have witnessed a bounce from the levels seen in March. While your funds continued to grow steadily, they did not keep up.
The Discovery Fund returned 0.3% over the past six months versus
19.7% for the Russell 100 Value Index and 18.4% for the S&P 500. Since inception your funds soundly outperformed their benchmarks returning 17.1% versus -2.3% for the Russell 100 Value Index and -21.9% for the S&P 500, all on an unannualized, total return basis.

Earnings have improved this year around the globe, but valuations even fuller than six months ago. On an overall basis, the markets have gone from unbelievably overvalued when we started the funds, to very overvalued last year, to overvalued six months ago, back to very overvalued now. The S&P 500 traded at 27 times reported earnings at the end of the third quarter.

We believe that world is following the US in terms of economic growth. We did not foresee, six months ago, the mortgage refinance boom that occured this summer due to the large drop in interest rates. This same thing happened in Q4 of 2001. People refinanced, spent heavily, the economy boomed for two quarters and then fizzled. We expect the same for this refi wave as well. Demand is pulled forward to add current strength, but the future is weaker. This would not concern us if valuations were reasonable, but they are not.

We think that we will be able to buy much better bargains in the future. Warren Buffett has recently said that his company has $24 billion in cash, but is unable to find attractive stocks. Sir John Templeton has also said that he is staying away from stocks. We pattern our thinking after these legends. It is gratifying to see that our actions match as well.
Thank you for investing with us.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester
President




FORESTER FUNDS

THE FORESTER VALUE FUND RETURNS

                                                         SINCE
FUND/INDEX                         1-YEAR    3-YEAR    INCEPTION
Forester Value Fund                 0.5%      3.6%        4.0%
Russell 1000 Value Index           24.4      -2.0        -0.6
S&P 500 Stock Index                24.4     -10.1        -5.9


                                  RUSSELL        S&P 500
                   FORESTER      1000 VALUE       STOCK
                  VALUE FUND       INDEX          INDEX
                  ----------     ----------      -------
9/10/99            $10,000        $10,000        $10,000
9/30/99             10,006          9,532          9,488
12/31/99            10,121         10,050         10,870
3/31/00             10,258         10,098         11,087
6/30/00             10,406          9,624         10,762
9/30/00             10,548         10,381         10,628
12/31/00            10,692         10,755          9,796
3/31/01             10,820         10,125          8,635
6/30/01             10,919         10,619          9,140
9/30/01             10,993          9,456          7,798
12/31/01            11,037         10,153          8,632
3/31/02             11,062         10,568          8,656
6/30/02             11,108          9,668          7,570
9/30/02             11,668          7,853          6,262
12/31/02            11,678          8,577          6,806
3/31/03             11,693          8,160          6,591
6/30/03             11,704          9,570          7,606
9/30/03             11,714          9,767          7,807



The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).


PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS. AN INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment return and principal value will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost. Returns shown include the reinvestment of all dividends.

The Russell 1000 Value Index is an unmanaged, market-weighted index of the lower price-to-book value stocks in the Russell 1000 Index of 1000 larger companies. The S&P 500 Stock Index is an unmanaged, market-weighted index of large stocks which is a commonly used measure of common stock total return performance.




THE FORESTER VALUE FUND

PORTFOLIO OF INVESTMENTS
September 30, 2003 (Unaudited)

                                                Percent of         Market
Par Value                                       Net Assets         Value

                Other Assets (Schwab US
                   Treasury Money Fund)          99.38%           $88,053
                Accrued Interest and
                   Reimbursement Receivable       0.62%               547
                                                ------            -------
                Net Assets                      100.00%           $88,600
                                                ======            =======
                At September 30, 2003, unrealized appreciation of securities for federal income tax purposes is $0.

See accompanying notes to financial statements.









THE FORESTER FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2003 (Unaudited)


                                               	     The Forester
                                                      Value Fund
ASSETS
Cash (Huntington Treasury Money Fund)                  $88,053
Accrued Interest                                            18
Reimbursement Receivable                                   529
                                                       -------
Total assets                                            88,600
                                                       =======

LIABILITIES                                                  -
                                                       -------
NET ASSETS
1,000,000,000 shares of $.0001 par value
authorized; 5,532 shares issued
and outstanding)                                       $88,600
                                                       =======
NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
 ($88,600  /  8,831 shares)                             $10.03
                                                        ======
NET ASSETS
  At September 30, 2003, net assets consisted of:
      Paid-in capital                                  $88,347
      Undistributed net investment income                  253
                                                       -------
                                                       $88,600
                                                       =======



See accompanying notes to financial statements










THE FORESTER FUNDS, INC.

STATEMENT OF OPERATIONS
Six months ended September 30, 2003 (Unaudited)



                                                        The Forester
                                                         Value Fund
INVESTMENT INCOME
Interest income                                              $152
                                                           ------
Total income                                                  152
                                                           ------
EXPENSES
Investment advisory fees (Note 2)                             425
Transfer agent fee                                          5,400
Fund accounting fee                                         5,400
Custody fee                                                 1,500
Distributor fee                                             2,500
Professional fees                                           2,250
Insurance                                                     650
                                                           ------
  Total expenses                                           18,125
  Less:  expenses waived and
         reimbursed by Advisor (Note 2)                   (18,125)
                                                           ------
Net expenses                                                    -
                                                           ------
Net investment income                                         152
                                                           ------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $   152
                                                          =======



See accompanying notes to financial statements








THE FORESTER FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                          The Forester
                                           Value Fund
                                    -----------------------
                                       Six Months   Year
                                         Ended      Ended
                                     Sep 30, 2003  March 31,
                                      (Unaudited)    2003
                                    -----------------------
INCREASE IN NET ASSETS FROM
Operations
  Net investment income	             $   152        $  539
  Net realized gain
    on investments                         -         2,651
                                     -------        ------
  Net increase in net assets
    resulting from operations            152         3,190
                                     -------        ------

  Distributions to shareholders
    Net investment income                  -          (546)
    Net realized gains                     -        (2,510)
                                     -------        ------
    Total Distributions                    -        (3,056)
                                     -------        ------

  Capital share transactions (a)
    Increase/(decrease) in net
    assets resulting from capital
    share transactions               (20,050)       53,056
                                      ------        ------
    Total increase/(decrease)
    in net assets                    (19,898)       53,190

NET ASSETS
  Beginning of period                108,498        55,308
                                     -------        ------
End of period
(Including undistributed net
 investment income of $253 and
  $108, respectively)                $88,600      $108,498
                                     =======       =======

(a) Summary of capital share activity follows:

Shares Sold                           2,994          4,995
Shares Redeemed                      (4,995)             -
Shares issued in reinvestment
  of distributions                         -           306
                                     =======       =======

Value of Shares Sold                 $30,000       $50,000
Value of Shares Redeemed            ($50,050)            -
Value of shares issued in rein-
  vestment of distributions          $     -       $ 3,056
                                     =======       =======

  Net increase/(decrease) in shares   (2,001)        5,301
                                     =======       =======
  Net increase/(decrease) in value
  of shares                         ($20,050)      $53,056
                                     =======       =======

See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

FINANCIAL HIGHLIGHTS (Cont'd.)
                                          The Forester Value Fund
                                   -------------------------------------
                                    Six Months                                    Period*
                                      Ended           Years Ended March 31,       Ended
(For a share outstanding            Sep 30, 2003                                 March 31,
 throughout each period)            (Unaudited)    2003       2002       2001       2000
                                   -------------------------------------------------------
NET ASSET VALUE                       <c>        <c>        <c>        <c>        <c>
Beginning of period                    $10.02     $10.00     $10.10     $10.14     $10.00
                                       ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     .01        .09        .23        .53        .30
Net gains on securities
 (both realized and unrealized)             -        .48          -        .02       (.04)
                                       ------     ------     ------     ------     ------
  Total from investment operations        .01        .57        .23        .55        .26
                                       ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
Dividends (from net investment income)      -       (.10)      (.33)      (.59)      (.12)
Net realized gains                          -       (.45)         -          -          -
                                       ------     ------     ------     ------     ------
     Total distributions                    -       (.55)      (.33)      (.59)      (.12)
                                       ------     ------     ------     ------     ------
NET ASSET VALUE
End of period                          $10.03     $10.02     $10.00     $10.10     $10.14
                                       ======     ======     ======     ======     ======

TOTAL RETURN                             0.17%      5.74%      2.25%      5.48%      2.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period             $88,600   $108,498    $55,308    $54,113    $51,291

Ratio of expenses to average
 net assets
After waiver                                 0%        0%         0%         0%        0%**
Before waiver                            20.46%    19.61%      5.02%      4.78%     1.00%**
Ratio of net investment income to
  average net assets                      0.17%     0.86%      2.18%      5.23%     5.26%**

Portfolio turnover rate	                     0%      103%         0%         0%        0%

*Commencement of operations was September 10, 1999.

**Annualized.

See accompanying notes to financial statements



THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
September 30, 2003 (Unaudited)


(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified
investment company currently offering two series of shares:   The
Forester Value Fund and The Forester Discovery Fund (each a
"Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

SECURITY VALUATION
Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked
prices on such exchanges or such System.   Unlisted securities that
are not included in such System are valued at the mean of the quoted
bid and asked prices in the over-the-counter-market.   Securities and
other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and
responsibility of the Fund's Board of Directors.   Short-term
investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES
The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.


SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
SHAREHOLDERS
As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).
Interest income is recorded on the accrual basis.   Bond premiums and
discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.





THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)
September 30, 2003 (Unaudited)


USE OF ESTIMATES IN FINANCIAL STATEMENTS
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses
during the reporting period.   Actual results could differ from those
estimates.

(2)	TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENTS
For the six months ended September 30, 2003, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain
administrative services, and personnel needed by the Fund.   As
compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the
average daily net assets of the Fund.   For the six months ended
September 30, 2003, the Advisor voluntarily waived advisory fees in the amounts of $425 for The Forester Value Fund. The Advisor also reimbursed expenses of the Fund in the amount of $17,700.

DISTRIBUTION AGREEMENT AND PLAN
The Fund has adopted Distribution Plans pursuant to which the Funds may pay broker-dealers for distributing shares of the Fund. This expense is limited to 1/4 of 1% of the Funds' average net
assets.   For the six months ended September 30, 2003, no such
reimbursements were made.


(3)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $0 and $0, respectively, in the Forester Value Fund for the six months ended September 30, 2003.



(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and post-October capital losses.

The tax character of distributions paid during fiscal years ended
March 31, 2004 and 2003 was as follows:

                                    The Forester
2004                                 Value Fund
----                                ------------
Distributions paid from:
  Ordinary income                      $    -
                                       ======

2003
----
Distributions paid from:
  Ordinary income                      $3,056
                                       ======
Total                                  $3,056

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                    The Forester
                                     Value Fund
                                    ------------
Undistributed ordinary income             253
                                       ------
                                       $  253
                                       ======


DIRECTORS AND OFFICERS OF THE COMPANY  (Unaudited)

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. Directors serve until the election of a successor. The name, age, address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are as follows:

*Thomas H. Forester - Director , President and Treasurer and has served since September 10, 1999. His address is c/o Forester Capital Management, Ltd.,
612 Paddock Lane, Libertyville, IL 60048. Mr. Forester, 44, has been President of Forester Capital Management, Ltd. (the "Adviser") since February, 1999. Prior to that time, he was an officer and portfolio manager from May 1997 through January 1999 with Dreman Value Advisors, Inc. and its successor firm Scudder Investments Inc.; and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules. Mr. Forester owns approximately 99% of the shares of each Fund.

Kaye E. Forester - Secretary has served since September, 1999.
Mrs. Forester, 43, is an investor. Her address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. She oversees 2 portfolios in the fund complex. She does not hold any other directorships designated by Item 13(a)(1) of the Rules.

Wayne A. Grudem - Director, has served since September, 1999. Mr. Grudem, 55, has been a Professor at Phoenix Seminary in Scottsdale, Arizona since 2001. Previously, he was a Professor at Trinity International University for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules.

Michael B. Kelley - Director, has served since September, 1999. Mr. Kelley, 41, has been a Territory Executive at WW Grainger, a national distribution firm to commercial and industrial industries for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by Item 13(a)(1) of the Rules.

*Mr. Forester is a director who is an "interested person" of the Funds by virtue of being an officer of the Funds. Mr. Forester is also an officer of the investment manager and owns 66% of the shares of the Fund. They are married to each other.

The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling toll-free 1-800-388-0365.


THE FORESTER FUNDS
FORESTER DISCOVERY FUND


SEMI-ANNUAL REPORT
September 30, 2003

This report is submitted for the general information of shareholders of The Forester Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully before you invest or send money.

FORESTER FUNDS
Letter to Shareholders

Dear Fellow Shareholder:

The past six months have witnessed a bounce from the levels seen in March. While your funds continued to grow steadily, they did not keep up.
The Discovery Fund returned 0.3% over the past six months versus
29.0% for the MSCI EAFE Net Index and 18.4% for the S&P 500. Since inception your funds soundly outperformed their benchmarks returning 12.7% versus -22.9% for the MSCI EAFE Net Index and -21.9% for the S&P 500, all on an unannualized, total return basis.

Earnings have improved this year around the globe, but valuations even fuller than six months ago. On an overall basis, the markets have gone from unbelievably overvalued when we started the funds, to very overvalued last year, to overvalued six months ago, back to very overvalued now. The S&P 500 traded at 27 times reported earnings at the end of the third quarter.

We believe that world is following the US in terms of economic growth. We did not foresee, six months ago, the mortgage refinance boom that occured this summer due to the large drop in interest rates. This same thing happened in Q4 of 2001. People refinanced, spent heavily, the economy boomed for two quarters and then fizzled. We expect the same for this refi wave as well. Demand is pulled forward to add current strength, but the future is weaker. This would not concern us if valuations were reasonable, but they are not.

We think that we will be able to buy much better bargains in the future. Warren Buffett has recently said that his company has $24 billion in cash, but is unable to find attractive stocks. Sir John Templeton has also said that he is staying away from stocks. We pattern our thinking after these legends. It is gratifying to see that our actions match as well.

Thank you for investing with us.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester
President

FORESTER FUNDS

THE FORESTER DISCOVERY FUND RETURNS

                                                         SINCE
FUND/INDEX                         1-YEAR    3-YEAR    INCEPTION
Forester Discovery Fund             0.7%      2.2%        3.0%
MSCI EAFE Net Index                26.0      -8.8        -6.2
S&P 500 Stock Index                24.4     -10.1        -5.9


                FORESTER      S&P 500       EAFE
                DISCOVERY      STOCK        NET
                  FUND         INDEX        INDEX
                ---------    ---------    ---------
9/10/99          $10,000      $10,000      $10,000
9/30/99           10,006        9,488        9,370
12/31/99          10,121       10,870       11,482
3/31/00           10,258       11,087       11,476
6/30/00           10,406       10,762       11,041
9/30/00           10,548       10,628       10,149
12/31/00          10,692        9,796        9,860
3/31/01           10,820        8,635        8,509
6/30/01           10,919        9,140        8,420
9/30/01           10,993        7,798        7,241
12/31/01          11,037        8,632        7,746
3/31/02           11,062        8,656        7,785
6/30/02           11,108        7,570        7,619
9/30/02           11,192        6,262        6,116
12/31/02          11,218        6,806        6,510
3/31/03           11,240        6,591        5,976
6/30/03           11,255        7,606        7,127
9/30/03           11,269        7,807        7,707

The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).


PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS. AN INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment return and principal value will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost. Returns shown include the reinvestment of all dividends.

The MSCI EAFE Net Index is an unmanaged, market-weighted index of companies throughout the world, excluding the U.S. and Canada, including net reinvested dividends. The S&P 500 Stock Index is an unmanaged, market-weighted index of large stocks which is a commonly used measure of common stock total return performance. The Russell 2000 Index of 2000 smaller companies is an unmanaged, market-weighted index of small stocks which is commonly used as a measure of small stock total return performance. All indexes are unmanaged and include reinvested dividends.

THE FORESTER DISCOVERY FUND

PORTFOLIO OF INVESTMENTS
September 30, 2003 (Unaudited)

                                                Percent of         Market
Par Value                                       Net Assets         Value

                Other Assets (Schwab US
                   Treasury Money Fund)          99.99%           $56,312
                Accrued Interest                  0.01%                 8
                                                ------            -------
                Net Assets                      100.00%           $56,320
                                                ======            =======
                At September 30, 2003, unrealized appreciation of securities for federal income tax purposes is $0.

See accompanying notes to financial statements.









THE FORESTER FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2003 (Unaudited)


                                               	     The Forester
                                                    Discovery Fund
ASSETS
Cash (Schwab US Treasury Money Fund)                   $56,312
Accrued Interest                                             8

                                                       -------
Total assets                                            56,320
                                                       =======

LIABILITIES                                                  -
                                                       -------
NET ASSETS
1,000,000,000 shares of $.0001 par value
authorized; 5,605 shares issued
and outstanding)                                       $56,320
                                                       =======
NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
 ($56,320  /  5,605 shares)                             $10.05
                                                        ======
NET ASSETS
  At September 30, 2003, net assets consisted of:
      Paid-in capital                                  $56,079
      Undistributed net investment income                  241
                                                       -------
                                                       $56,320
                                                       =======



See accompanying notes to financial statements










THE FORESTER FUNDS, INC.

STATEMENT OF OPERATIONS
Six months ended September 30, 2003 (Unaudited)



                                                        The Forester
                                                       Discovery Fund
INVESTMENT INCOME
Interest income                                              $128
                                                           ------
Total income                                                  128
                                                           ------
EXPENSES
Investment advisory fees (Note 2)                             281
                                                           ------
  Total expenses                                              281
  Less:  expenses waived by Advisor (Note 2)                 (281)
                                                           ------
Net expenses                                                    -
                                                           ------
Net investment income                                         128
                                                           ------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments                                0
                                                           ------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $   128
                                                          =======



See accompanying notes to financial statements








THE FORESTER FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                          The Forester
                                         Discovery Fund
                                    -----------------------
                                       Six Months   Year
                                         Ended      Ended
                                     Sep 30, 2003  March 31,
                                      (Unaudited)    2003
                                    -----------------------
INCREASE IN NET ASSETS FROM
Operations
  Net investment income	             $   128        $  551
  Net realized gain (loss)
    on investments                         -           333
                                     -------        ------

  Net increase in net assets
    resulting from operations            128           884

  Distributions to shareholders
    Net investment income                  -          (546)
    Capital Gains                          -          (192)
                                     -------        ------
    Total Distributions                    -          (738)
                                     -------        ------

  Capital share transactions (a)
    Increase in net assets resulting
    from capital share transactions        -           738
                                      ------        ------
    Total increase in net assets         128           884

NET ASSETS
  Beginning of period                 56,192        55,308
                                      ------        ------
End of period
(Including undistributed net
 investment income of $241 and
  $113, respectively)                $56,320       $56,192
                                     =======       =======

(a) Summary of capital share activity follows:

Shares issued in reinvestment
  of distributions                         -           73
                                     =======       =======
Value of shares issued in rein-
  vestment of distributions          $     -       $   738
                                     =======       =======
  Net increase in shares                   -            73
                                     =======       =======
  Net increase in value of shares    $     -       $   738
                                     =======       =======

See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

FINANCIAL HIGHLIGHTS (Cont'd.)
                                          The Forester Discovery Fund
                                   -------------------------------------
                                    Six Months                                     Period*
                                      Ended          Years Ended March 31,         Ended
(For a share outstanding            Sep 30, 2003                                  March 31,
 throughout each period)            (Unaudited)    2003       2002       2001       2000
                                   --------------------------------------------------------
NET ASSET VALUE                       <c>        <c>        <c>        <c>        <c>
Beginning of period                    $10.03     $10.00     $10.10     $10.14     $10.00
                                       ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                     .02        .10        .23        .53        .30
Net gains on securities
 (both realized and unrealized)             -        .06          -        .02       (.04)
                                       ------     ------     ------     ------     ------
  Total from investment operations        .02        .16        .23        .55        .26
                                       ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
Dividends (from net investment income)      -       (.10)      (.33)      (.59)      (.12)
Capital Gains                               -       (.03)         -          -
                                       ------     ------     ------     ------
     Total distributions                    -       (.13)      (.33)      (.59)      (.12)
                                       ------     ------     ------     ------     ------
NET ASSET VALUE
End of period                          $10.05     $10.03     $10.00     $10.10     $10.14
                                       ======     ======     ======     ======     ======

TOTAL RETURN                             0.23%      1.62%      2.25%      5.48%      2.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period             $56,320    $56,192    $55,308    $54,113    $51,291

Ratio of expenses to average
 net assets
After waiver                                0%         0%         0%        0%**
      Before waiver                      1.00%      5.99%      5.02%      4.78%     1.00%**
Ratio of net investment income to
  average net assets                     0.23%      0.99%      2.18%      5.23%     5.26%**

Portfolio turnover rate	                    0%       108%         0%         0%        0%

*Commencement of operations was September 10, 1999.

**Annualized.

See accompanying notes to financial statements



THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
September 30, 2003 (Unaudited)


(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified
investment company currently offering two series of shares:   The
Forester Value Fund and The Forester Discovery Fund (each a
"Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

SECURITY VALUATION
Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked
prices on such exchanges or such System.   Unlisted securities that
are not included in such System are valued at the mean of the quoted
bid and asked prices in the over-the-counter-market.   Securities and
other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and
responsibility of the Fund's Board of Directors.   Short-term
investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES
The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.


SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
SHAREHOLDERS
As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).
Interest income is recorded on the accrual basis.   Bond premiums and
discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.





THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)
September 30, 2003 (Unaudited)


USE OF ESTIMATES IN FINANCIAL STATEMENTS
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses
during the reporting period.   Actual results could differ from those
estimates.

(2)	TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENTS
For the six months ended September 30, 2003, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain
administrative services, and personnel needed by the Fund.   As
compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the
average daily net assets of the Fund.   For the six months ended
September 30, 2003, the Advisor voluntarily waived advisory fees in the amounts of $281 for The Forester Discovery Fund. There were no other operating expenses of the Fund for the six months ended September 30, 2003.

DISTRIBUTION AGREEMENT AND PLAN
The Fund has adopted Distribution Plans pursuant to which the Funds may pay broker-dealers for distributing shares of the Fund. This expense is limited to 1/4 of 1% of the Fund's average net
assets.   For the six months ended September 30, 2003, no such
reimbursements were made.


(3)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $0 and $0, respectively, in the Forester
Discovery Fund for the six months ended September 30, 2003.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and post-October capital losses.

The tax character of distributions paid during fiscal years ended
2004 and 2003 was as follows:

                                    The Forester
2004                               Discovery Fund
----                               --------------
Distributions paid from:
  Ordinary income                      $    -
                                       ======

2003
----
Distributions paid from:
  Ordinary income                      $  738
                                       ======
                                       $  738

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                    The Forester
                                   Discovery Fund
                                   --------------
Undistributed ordinary income             318
                                       ------
                                         $318
                                       ======


DIRECTORS AND OFFICERS OF THE COMPANY  (Unaudited)

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. The name, age, address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are as follows:

*Thomas H. Forester - Director , President and Treasurer and has served since September 10, 1999. His address is c/o Forester Capital Management, Ltd.,
612 Paddock Lane, Libertyville, IL 60048. Mr. Forester, 44, has been President of Forester Capital Management, Ltd. (the "Adviser") since February, 1999. Prior to that time, he was an officer and portfolio manager from May 1997 through January 1999 with Dreman Value Advisors, Inc. and its successor firm Scudder Investments Inc.; and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules. Mr. Forester owns approximately 99% of the shares of each Fund.

Kaye E. Forester - Secretary has served since September, 1999.
Mrs. Forester, 43, is an investor. Her address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. She oversees 2 portfolios in the fund complex. She does not hold any other directorships designated by Item 13(a)(1) of the Rules.

Wayne A. Grudem - Director, has served since September, 1999. Mr. Grudem, 55, has been a Professor at Phoenix Seminary in Scottsdale, Arizona since 2001. Previously, he was a Professor at Trinity International University for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by
Item 13(a)(1) of the Rules.

Michael B. Kelley - Director, has served since September, 1999. Mr. Kelley, 41, has been a Territory Executive at WW Grainger, a national distribution firm to commercial and industrial industries for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048. He oversees 2 portfolios in the fund complex. He does not hold any other directorships designated by Item 13(a)(1) of the Rules.

*Mr. Forester is a director who is an "interested person" of the Funds by virtue of being an officer of the Funds. Mr. Forester is also an officer of the investment manager and owns 99% of the shares of each Fund. They are married to each other.

The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling toll-free 1-888-701-8405.


--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports for the period ended September 30, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports for the period ended September 30, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports for the period ended September 30, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

(1) Code of Ethics - Not applicable to semi-annual reports for the period ended September 30, 2003.


(2) Certifications required pursuant to Section 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Forester Funds, Inc.

By:   /s/ Thomas H. Forester
      ----------------------
      Thomas H. Forester
      Principal Executive Officer

Date: July 22, 2004
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Thomas H. Forester
      ----------------------
      Thomas H. Forester
      Principal Executive Officer

Date: July 22, 2004
      -------------

By:   /s/ Thomas H. Forester
      ----------------------
      Thomas H. Forester
      Principal Financial Officer

Date: July 22, 2004
      -------------




EX-99.906
                  CERTIFICATIONS PURSUANT TO SECTION 906 OF
                         THE SARBANES-OXLEY ACT OF 2002

I, Thomas H. Forester, Principal Executive Officer of The Forester Funds, Inc., certify to the best of my knowledge that:

      1.    The N-CSR of the registrant for the period ended March 31, 2004
            (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

      2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the registrant.


/s/ Thomas H. Forester
----------------------
Thomas H. Forester
Principal Executive Officer

Date: July 22, 2004
      -------------


I, Thomas H. Forester, Principal Financial Officer of The Forester Funds, Inc., certify to the best of my knowledge that:

      1.    The N-CSR of the registrant for the period ended March 31, 2004
            (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

      2. The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the registrant.


/s/ Thomas H. Forester
----------------------
Thomas H. Forester
Principal Financial Officer

Date: July 22, 2004
      -------------


A signed original of this written statement required by Section 906 has been provided to The Forester Funds, Inc. and will be retained by The Forester Funds, Inc. and furnished to the Securities and Exchange Commission or its staff upon request.

EX-99.CERT

THE FORESTER FUNDS, INC.
EXHIBIT 11(B) TO FORM N-CSR

                  CERTIFICATIONS PURSUANT TO SECTION 302 OF
                         THE SARBANES-OXLEY ACT OF 2002

I, Thomas H. Forester, certify that:

1.  I have reviewed this report on Form N-CSR of The Forester Funds, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

    (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

    (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

    (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

    (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

/s/ Thomas H. Forester
----------------------
Thomas H. Forester
Principal Executive Officer


Date: July 22, 2004
      -------------

I, Thomas H. Forester, certify that:

1.  I have reviewed this report on Form N-CSR of The Forester Funds, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

    (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

    (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

    (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

    (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

/s/ Thomas H. Forester
----------------------
Thomas H. Forester
Principal Financial Officer


Date: July 22, 2004
      -------------